SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
EBP 015
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS Management has evaluated subsequent events through the date these financial statements were available to be issued and determined there were no subsequent events requiring disclosure.